Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable [Abstract]
Schedule of accounts receivable
	December 31, 2020	December 31, 2021

Accounts receivable - gross	$81,996	$63,770
Allowance for doubtful accounts	(886)	(635)
Accounts receivables, net	$81,110	$63,135